Cover	Sep. 16, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2024
Entity File Number	001-41101
Entity Registrant Name	TLGY ACQUISITION CORP
Entity Central Index Key	0001879814
Entity Tax Identification Number	98-1603634
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
City Area Code	1
Local Phone Number	302-803-6849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0. 0001 Per Share And Onehalf Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	TLGYU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TLGY
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At Exercise Price Of 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TLGYW
Security Exchange Name	NASDAQ